Exploration and Evaluation Assets (Tables)	6 Months Ended
Jun. 30, 2020
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	5	4	-	-	-	4	13
Balance, June 30, 2020	303	234	42	83	14	46	722

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	8	8
Property maintenance	6	5	-	-	-	17	28
Drilling	-	-	6	166	-	-	172
Geology	10	6	46	83	-	51	196
Geophysics	1	1	21	72	-	3	98
Infrastructure	-	-	-	-	-	-	-
Write-off	-	-	-	(437)	-	-	(437)
	17	12	73	(116)	-	79	65
Balance, June 30 ,2020	1,515	245	112	(83)	13	36,187	37,989
Total, June 30, 2020	1,818	479	154	-	27	36,233	38,711

	Canada				US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	8	42	602
Acquisition costs – cash	5	4	-	15	1	-	25
Balance, June 30 2019	293	226	42	15	9	42	627

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	62,215	63,877
Administration	1	1	-	-	-	9	11
Corporate social responsibility	1	-	-	-	-	-	1
Property maintenance	-	-	-	-	-	17	17
Drilling	24	-	2	3	-	191	220
Environmental, health and safety	-	-	-	-	-	8	8
Geology	15	7	-	-	2	105	129
Geophysics	1	1	4	1	1	27	35
	42	9	6	4	3	357	421
Balance, June 30 ,2019	1,473	218	28	4	3	62,572	64,298
Total, June 30, 2019	1,766	444	70	19	12	62,614	64,925

Schedule of Exploration and Evaluation Assets Consideration

Consideration is as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	Acquisition costs	Exploration expenditures
Within 5 days of TSXV approval (received on October 24, 2019)	$25 cash (paid) and 300,000 post-consolidated common shares (issued)	-
On or before September 25, 2020	$100 cash	Aggregate of at least $500
On or before September 25, 2021	$200 cash	Aggregate of at least an additional $1,000
On or before September 25, 2022	$300 cash	Aggregate of at least an additional $1,000
On or before September 25, 2023	$400 cash	Aggregate of at least an additional $1,000
On or before September 25, 2024	$500 cash	Aggregate of at least an additional $1,000